SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Summary of Significant Accounting Policies
Allowance for credit loss on loans to third parties and employees	$ 19,647	$ 0
Allowance for credit losses for security deposits and other assets	0	0
Provision for credit loss	$ 6,040	$ 34,191